Commitments and contingencies - Operating lease obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
Future minimum lease payments under non-cancellable lease agreements but not yet commenced	€ 53,640	€ 53,640
Less than one year
Leases
Future minimum lease payments under non-cancellable lease agreements but not yet commenced	2,086	1,192
Between one and five years
Leases
Future minimum lease payments under non-cancellable lease agreements but not yet commenced	14,304	14,304
More than five years
Leases
Future minimum lease payments under non-cancellable lease agreements but not yet commenced	€ 37,250	€ 38,144